Cover	Aug. 02, 2019	Aug. 02, 2019
Cover [Abstract]
Document Type	8-K
Amendment Flag		false
Document Period End Date	Aug. 02, 2019
Entity File Number	0-16093
Entity Registrant Name	CONMED CORPORATION
Entity Central Index Key		0000816956
Entity Tax Identification Number	16-0977505
Entity Incorporation, State or Country Code	NY
Entity Address, Address Line One	525 French Road
Entity Address, City or Town	Utica
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	13502
City Area Code	315
Local Phone Number	797-8375
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	CNMD
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false